UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07529
Asian Small Companies Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Asian Small Companies Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value

China — 35.5%

Building Products — 1.0%

Ying Li International Real Estate, Ltd.(1)	4,055,000	$1,311,048

		$1,311,048

Construction & Engineering — 3.2%

China State Construction International Holdings, Ltd.	11,301,600	$4,137,805

		$4,137,805

Electronic Equipment, Instruments & Components — 6.2%

China High Precision Automation Group, Ltd.(1)	2,323,000	$1,511,328
Hollysys Automation Technologies, Ltd.(1)	181,900	1,829,914
Ju Teng International Holdings, Ltd.	5,640,000	4,782,413

		$8,123,655

Food Products — 3.6%

Ausnutria Dairy Corp, Ltd.(1)	3,951,000	$2,814,817
Uni-President China Holdings, Ltd.	3,113,000	1,853,489

		$4,668,306

Household Durables — 1.6%

Skyworth Digital Holdings, Ltd.	2,088,000	$2,022,470

		$2,022,470

Machinery — 9.2%

China Automation Group, Ltd.	14,199,000	$9,108,007
Greens Holdings, Ltd.(1)	8,288,000	1,900,587
Sany Heavy Equipment International Holdings Co., Ltd.(1)	955,000	976,881

		$11,985,475

Metals & Mining — 4.3%

Midas Holdings, Ltd.	7,964,000	$5,662,145

		$5,662,145

Multiline Retail — 0.6%

PCD Stores, Ltd.(1)	2,376,000	$786,679

		$786,679

Personal Products — 0.5%

BaWang International Group Holding, Ltd.(1)	1,256,000	$698,847

		$698,847

Real Estate Investment Trusts (REITs) — 2.1%

CapitaRetail China Trust	3,251,000	$2,679,021

		$2,679,021

Real Estate Management & Development — 2.3%

KWG Property Holding, Ltd.	2,351,000	$1,560,147
SOHO China, Ltd.	3,004,500	1,483,216

		$3,043,363

Textiles, Apparel & Luxury Goods — 0.9%

Lilang (China) Co., Ltd.(1)	1,589,000	$1,220,804

		$1,220,804

Total China
(identified cost $32,839,187)		$46,339,618

Hong Kong — 1.0%

Media — 1.0%

Pico Far East Holdings, Ltd.	7,340,000	$1,370,253

		$1,370,253

Textiles, Apparel & Luxury Goods — 0.0%

Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong
(identified cost $4,776,671)		$1,370,253

India — 5.1%

Chemicals — 1.4%

United Phosphorus, Ltd.	562,040	$1,843,378

		$1,843,378

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Consumer Finance — 1.6%

Shriram Transport Finance Co., Ltd.	208,250	$2,088,745

		$2,088,745

Electrical Equipment — 0.6%

Crompton Greaves, Ltd.	82,450	$744,729

		$744,729

Real Estate Management & Development — 0.8%

Housing Development & Infrastructure, Ltd.(1)	172,870	$1,109,559

		$1,109,559

Software — 0.7%

ICSA (India), Ltd.	303,711	$874,600

		$874,600

Total India
(identified cost $4,632,104)		$6,661,011

Indonesia — 7.7%

Construction Materials — 1.4%

Semen Gresik (Persero) Tbk PT	2,222,500	$1,813,062

		$1,813,062

Food Products — 1.3%

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,713,000	$1,658,025

		$1,658,025

Multiline Retail — 1.6%

Ramayana Lestari Sentosa Tbk PT	22,774,000	$2,043,904

		$2,043,904

Oil, Gas & Consumable Fuels — 1.5%

Indo Tambangraya Megah Tbk PT	592,500	$2,008,309

		$2,008,309

Textiles, Apparel & Luxury Goods — 0.9%

Delta Dunia Makmur Tbk PT(1)	7,401,500	$1,246,417

		$1,246,417

Trading Companies & Distributors — 1.0%

AKR Corporindo Tbk PT	12,256,400	$1,344,156

		$1,344,156

Total Indonesia (identified cost $6,440,610)		$10,113,873

Malaysia — 4.8%

Construction & Engineering — 3.2%

Dialog Group Bhd	13,965,070	$4,148,280

		$4,148,280

Tobacco — 0.8%

British American Tobacco Malaysia Bhd	85,300	$1,052,121

		$1,052,121

Transportation Infrastructure — 0.5%

PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd	691,800	$700,476

		$700,476

Wireless Telecommunication Services — 0.3%

Digi.com Bhd	53,100	$351,572

		$351,572

Total Malaysia (identified cost $5,723,027)		$6,252,449

Philippines — 1.2%

Wireless Telecommunication Services — 1.2%

Globe Telecom, Inc.	72,560	$1,522,885

		$1,522,885

Total Philippines
(identified cost $1,494,261)		$1,522,885

Singapore — 27.5%

Air Freight & Logistics — 1.1%

Singapore Post, Ltd.	1,891,000	$1,411,056

		$1,411,056

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Construction & Engineering — 1.6%

PEC, Ltd.(1)	4,088,000	$2,111,897

		$2,111,897

Electronic Equipment, Instruments & Components — 1.8%

Venture Corp., Ltd.	399,000	$2,393,749

		$2,393,749

Energy Equipment & Services — 7.7%

Ezion Holdings, Ltd.	10,848,000	$5,786,613
Ezra Holdings, Ltd.	2,693,000	4,287,020

		$10,073,633

IT Services — 1.8%

CSE Global, Ltd.	3,734,000	$2,374,876

		$2,374,876

Oil, Gas & Consumable Fuels — 1.7%

Straits Asia Resources, Ltd.	1,525,000	$2,190,139

		$2,190,139

Real Estate Investment Trusts (REITs) — 6.4%

CDL Hospitality Trusts	4,528,000	$5,446,053
Frasers Centrepoint Trust	1,502,000	1,443,808
Parkway Life Real Estate Investment Trust	1,599,000	1,467,422

		$8,357,283

Transportation Infrastructure — 3.3%

Singapore Airport Terminal Services, Ltd.	2,337,000	$4,338,725

		$4,338,725

Wireless Telecommunication Services — 2.1%

MobileOne, Ltd.	1,841,000	$2,696,631

		$2,696,631

Total Singapore
(identified cost $26,921,565)		$35,947,989

South Korea — 2.6%

Containers & Packaging — 0.8%

Lock & Lock Co., Ltd.	52,450	$1,019,698

		$1,019,698

Media — 1.8%

Woongjin Thinkbig Co., Ltd.	110,550	$2,359,536

		$2,359,536

Total South Korea
(identified cost $2,799,202)		$3,379,234

Taiwan — 9.4%

Chemicals — 1.8%

Taiwan Fertilizer Co., Ltd.	792,000	$2,393,519

		$2,393,519

Commercial Banks — 0.9%

SinoPac Financial Holdings Co., Ltd.(1)	3,542,000	$1,142,019

		$1,142,019

Computers & Peripherals — 2.3%

Simplo Technology Co., Ltd.	342,100	$1,795,943
Wistron Corp.	721,000	1,236,644

		$3,032,587

Semiconductors & Semiconductor Equipment — 2.9%

Greatek Electronics, Inc.	2,021,320	$1,945,261
Powertech Technology, Inc.	540,000	1,835,742

		$3,781,003

Textiles, Apparel & Luxury Goods — 1.5%

Ruentex Industries, Ltd.(1)	1,149,000	$1,958,337

		$1,958,337

Total Taiwan (identified cost $10,284,282)		$12,307,465

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Thailand — 1.7%

Insurance — 1.7%

Bangkok Life Assurance PCL NVDR	3,028,700	$2,160,335

		$2,160,335

Total Thailand (identified cost $1,405,050)		$2,160,335

Total Common Stocks
(identified cost $97,315,959)		$126,055,112

Short-Term Investments — 1.5%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/10	$1,899	$1,899,283

Total Short-Term Investments
(identified cost $1,899,283)		$1,899,283

Total Investments — 98.0%
(identified cost $99,215,242)		$127,954,395

Other Assets, Less Liabilities — 2.0%		$2,655,342

Net Assets — 100.0%		$130,609,737

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL - Public Company Ltd.

NVDR - Non-Voting Depositary Receipt

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Investments, at value (identified cost, $99,215,242)	$127,954,395
Foreign currency, at value (identified cost, $1,689,496)	1,689,272
Dividends and interest receivable	241,363
Receivable for investments sold	2,489,453

Total assets	$132,374,483

Liabilities

Payable for investments purchased	$1,448,650
Payable to affiliates:
Investment adviser fee	83,230
Administration fee	25,531
Accrued foreign capital gains taxes	113,314
Accrued expenses	94,021

Total liabilities	$1,764,746

Net Assets applicable to investors’ interest in Portfolio	$130,609,737

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$101,983,859
Net unrealized appreciation	28,625,878

Total	$130,609,737

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends (net of foreign taxes, $79,772)	$1,000,912
Interest	99

Total investment income	$1,001,011

Expenses

Investment adviser fee	$519,444
Administration fee	171,870
Trustees’ fees and expenses	2,663
Custodian fee	143,459
Legal and accounting services	24,933
Miscellaneous	5,133

Total expenses	$867,502

Net investment income	$133,509

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $366,906)	$9,434,960
Foreign currency transactions	(62,341)

Net realized gain	$9,372,619

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $97,312)	$4,083,469
Foreign currency	3,475

Net change in unrealized appreciation (depreciation)	$4,086,944

Net realized and unrealized gain	$13,459,563

Net increase in net assets from operations	$13,593,072

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment income	$133,509	$2,034,794
Net realized gain (loss) from investment and foreign currency transactions	9,372,619	(36,313,169)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,086,944	18,238,472

Net increase (decrease) in net assets from operations	$13,593,072	$(16,039,903)

Capital transactions —
Contributions	$4,437,681	$26,211,517
Withdrawals	(14,913,769)	(39,970,764)

Net decrease in net assets from capital transactions	$(10,476,088)	$(13,759,247)

Net increase (decrease) in net assets	$3,116,984	$(29,799,150)

Net Assets

At beginning of period	$127,492,753	$157,291,903

At end of period	$130,609,737	$127,492,753

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.26	%(2)	1.40%	1.22%	1.14%	1.20%	1.27	%(3)
Net investment income	0.19	%(2)	2.24%	2.39%	1.42%	2.01%	1.76%
Portfolio Turnover	47	%(4)	136%	38%	37%	33%	96%

Total Return	10.48	%(4)	(2.59)%	(43.66)%	39.14%	41.33%	35.07%

Net assets, end of period (000’s omitted)	$130,610		$127,493	$157,292	$693,827	$488,982	$171,610

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser voluntarily waived a portion of its investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

(4)	Not annualized.

See notes to financial statements

Asian Small Companies Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2010, Eaton Vance Asian Small Companies Fund held a 42.1% interest in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held a 57.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes

Asian Small Companies Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. For the six months ended February 28, 2010, the investment adviser fee was 0.75% (annualized) of the Portfolio’s average daily net assets and amounted to $519,444. In addition, an administration fee is earned by

Asian Small Companies Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level. For the six months ended February 28, 2010, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $171,870.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $62,360,883 and $73,466,949, respectively, for the six months ended February 28, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,903,294

Gross unrealized appreciation	$30,484,013
Gross unrealized depreciation	(5,432,912)

Net unrealized appreciation	$25,051,101

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asian Small Companies Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
China	$9,820,206	$36,519,412		$—	$46,339,618
Hong Kong	—	1,370,253		0	1,370,253
India	—	6,661,011		—	6,661,011
Indonesia	—	10,113,873		—	10,113,873
Malaysia	—	6,252,449		—	6,252,449
Philippines	—	1,522,885		—	1,522,885
Singapore	—	35,947,989		—	35,947,989
South Korea	1,019,698	2,359,536		—	3,379,234
Taiwan	—	12,307,465		—	12,307,465
Thailand	—	2,160,335		—	2,160,335

Total Common Stocks	$10,839,904	$115,215,208	*	$0	$126,055,112

Short-Term Investments	$—	$1,899,283		$—	$1,899,283

Total Investments	$10,839,904	$117,114,491		$0	$127,954,395

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of August 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	0
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of February 28, 2010	$0

Change in net unrealized appreciation (depreciation) on investments still held as of February 28, 2010*	$0

*	Amount is included in the related amount on investments in the Statement of Operations.

All Level 3 investments held at February 28, 2010 and August 31, 2009 were valued at $0.

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Asian Small Companies Portfolio (the “Portfolio”), the portfolio in which the Eaton Vance Asian Small Companies Fund (the “Fund”) invests, with Lloyd George Investment Management (Bermuda) Limited (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (the “Administrator”), and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser’s experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests from the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board considered EVM’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered EVM’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management, advisory and administrative fee rates payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an agreed-upon amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Asian Small Companies Fund

OFFICERS AND TRUSTEES

Eaton Vance Asian Small Companies Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Asian Small Companies Portfolio

Officers
Hon. Robert Lloyd George
President

William Walter Raleigh Kerr
Vice President

Christopher Darling
Vice President

Ng Guan Mean
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Sponsor and Manager of Eaton Vance Asian Small Companies Fund
and Administrator of Asian Small Companies Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Asian Small Companies Portfolio
Lloyd George Investment Management (Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Asian Small Companies Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

405-4/10	ASSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	April 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 9, 2010

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	April 9, 2010